Schedule of Investments August 31, 2020 (unaudited)

Tortoise MLP & Energy Infrastructure Fund

	Principal Amount/Shares	Fair Value
Common Stock - 44.7% (1)
Britain Power - 1.6% (1)
Atlantica Yield plc	23,935	$718,768
Canadian Crude Oil Pipelines - 4.5% (1)
Enbridge Inc.	62,610	2,004,772
Canadian Natural Gas Pipelines - 4.6% (1)
TC Energy Corporation	44,606	2,081,316
United States Crude Oil Pipelines - 3.3% (1)
Plains GP Holdings L.P.	200,748	1,467,468
United States Diversified Infrastructure - 6.8% (1)
Clearway Energy, Inc.	34,285	874,610
NextEra Energy Partners LP	36,069	2,175,682
		3,050,292
United States Gathering and Processing - 4.5% (1)
Equitrans Midstream Corporation	155,989	1,603,567
Targa Resources Corp.	23,835	405,433
		2,009,000
United States Natural Gas Pipelines - 16.3% (1)
Cheniere Energy, Inc. (2)	33,971	1,768,190
Kinder Morgan, Inc.	88,784	1,226,995
ONEOK, Inc.	60,641	1,666,415
The Williams Companies, Inc.	126,539	2,626,950
		7,288,550
United States Other - 3.1% (1)
New Fortress Energy, Inc.	52,097	1,394,637

Total Common Stock
(Cost $16,270,041)		20,014,803

Corporate Bonds - 30.3%(1)
Canadian Natural Gas Pipelines - 2.4%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (3)	1,150,000	1,076,567
Marshall Island Marine Transportation - 3.1%(1)
Teekay Corporation
9.250%, 11/15/2022 (3)	400,000	397,406
Teekay Offshore Partners LP / Teekay Offshore Finance Corp.
8.500%, 07/15/2023 (3)	1,125,000	989,882
		1,387,288
United States Gathering and Processing - 11.3%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	270,000	241,827
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/2022 (3)	1,250,000	1,246,531
EnLink Midstream, LLC
5.375%, 06/01/2029	450,000	398,014
EnLink Midstream Partners, LP
4.850%, 07/15/2026	1,175,000	1,035,469
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	975,000	1,016,652
5.125%, 06/15/2028 (3)	425,000	437,350
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	637,000	689,553
		5,065,396
United States Natural Gas Pipelines - 5.5%(1)
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	1,050,000	1,282,251
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	450,000	421,875
5.500%, 01/15/2028 (3)	825,000	757,272
		2,461,398
United States Oil & Gas Production - 2.0%(1)
Antero Resources Corp.
5.375%, 11/01/2021	450,000	437,625
Montage Resources Corp.
8.875%, 07/15/2023	450,000	461,527
		899,152
United States Oil Field Services - 2.3%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	975,000	1,007,082
United States Other - 1.7%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	750,000	762,900
United States Refining - 2.0%(1)
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/2025	950,000	904,490
Total Corporate Bonds
(Cost $13,772,900)		13,564,273

Master Limited Partnerships - 23.0% (1)
United States Natural Gas Pipelines - 10.6% (1)
DCP Midstream, LP	69,962	886,418
Energy Transfer LP	291,337	1,870,384
Enterprise Products Partners, L.P.	114,242	2,006,089
		4,762,891
United States Refined Product Pipelines - 12.4% (1)
Magellan Midstream Partners, L.P.	47,878	1,819,843
MPLX LP	118,851	2,171,408
Phillips 66 Partners LP	57,185	1,539,420
		5,530,671
Total Master Limited Partnerships
(Cost $616,438)		10,293,562

Convertible Preferred Stock - 1.0% (1)
United States Power - 1.0% (1)
CenterPoint Energy, Inc.
Total Convertible Preferred Stock
(Cost $479,641)	12,130	455,482

Short-Term Investment - 2.1% (1)
United States Investment Company - 2.1% (1)
First American Government Obligations Fund, Class X, 0.07% (4)
(Cost $934,036)	934,036	934,036

Total Investments - 101.1% (1)
(Cost $32,073,056)		45,262,156
Liabilities in Excess of Other Assets, Net - (1.1)%(1)		(479,031)
Total Net Assets - 100.0%(1)		$44,783,125

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of August 31, 2020, the value of this investment was $9,637,595 or 21.5% of total net assets.

(4)	Rate indicated is the current yield as of August 31, 2020.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$20,014,803	$-	$-	$20,014,803
Convertible Preferred Stock	455,482			455,482
Corporate Bonds	-	13,564,273	-	13,564,273
Master Limited Partnerships	10,293,562	-	-	10,293,562
Short-Term Investment	934,036	-	-	934,036
Total Investments	$31,697,883	$13,564,273	$-	$45,262,156

Refer to the Fund's Schedule of Investments for additional industry information.